Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Fair value of the investment properties	$ 561	$ 587	$ 629	[1]	$ 1,311
Level 3 of fair value hierarchy [member] | At fair value [member] | Investment property completed [member]
Disclosure of fair value measurement of assets [line items]
Fair value of the investment properties		$ 8,354	$ 8,243

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.